Property, Plant and Equipment (Details Textual) $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation, Total	$ 5,897	$ 7,458		$ 5,662
Gain (Loss) on Disposition of Assets, Total	26	74		31
Bank Of Beijing [Member] | Bank Of Beijing Term Loan Changping Facility [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount		3,285				¥ 20.4
Sinovac Biotech Company Ltd [Member]
Property, Plant and Equipment [Line Items]
Impairment of Long-Lived Assets to be Disposed of	0	$ 0	¥ 0.0
Sinovac Biotech Company Ltd [Member] | China Construction Bank One [Member] | China Construction Bank Changping Facility [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount	13,505			$ 17,798	¥ 87.5		¥ 110.0
Sinovac Biotech Company Ltd [Member] | Bank Of Beijing [Member] | Bank Of Beijing Term Loan Changping Facility [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount	2,568				16.6
Sinovac Dalian Vaccine Technology Company Ltd [Member] | Bank Of China [Member] | Bank Of China Term Loan [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount	$ 5,344				¥ 34.6